HARRIS INSIGHT FUNDS TRUST
                           Four Falls Corporate Center
                   West Conshohocken, Pennsylvania 19428-2961

                                  May 12, 1999

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


                           Harris Insight Funds Trust
                       1933 Act Registration No. 33-64915
                       1940 Act Registration No. 811-7447



Ladies and Gentlemen:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on May 7, 1999.

                                                  Very truly yours,

                                                  Harris Insight Funds Trust.


                                                  /s/ Gary M. Gardner
                                                  -------------------
                                                  By: Gary M. Gardner
                                                  Its: Secretary